UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS SMALL CAP GROWTH
OPPORTUNITIES FUND
FORM N-Q
JANUARY 31, 2007

Legg Mason Partners Small Cap Growth Opportunities Fund
Schedule of Investments (unaudited)
January 31, 2007

Shares	Security	Value

COMMON STOCKS — 96.8%
CONSUMER DISCRETIONARY — 12.5%
Hotels, Restaurants & Leisure — 4.3%
6,200	Ctrip.com International Ltd., ADR	$440,882
35,300	Melco PBL Entertainment (Macau) Ltd., ADR *	682,702
20,400	PF Chang’s China Bistro Inc. *	808,044
16,231	Station Casinos Inc.	1,350,419

	Total Hotels, Restaurants & Leisure	3,282,047

Leisure Equipment & Products — 0.4%
8,400	Pool Corp.	307,440

Media — 3.7%
22,780	Marvel Entertainment Inc. *	636,018
32,600	R.H. Donnelley Corp.	2,170,508

	Total Media	2,806,526

Specialty Retail — 3.5%
35,200	Men’s Wearhouse Inc.	1,511,488
100,700	Pier 1 Imports Inc.*	681,739
20,500	Urban Outfitters Inc. *	500,200

	Total Specialty Retail	2,693,427

Textiles, Apparel & Luxury Goods — 0.6%
10,900	Liz Claiborne Inc.	483,960

	TOTAL CONSUMER DISCRETIONARY	9,573,400

CONSUMER STAPLES — 2.7%
Food & Staples Retailing — 1.2%
13,293	Casey’s General Stores Inc.	339,237
17,300	United Natural Foods Inc. *	571,592

	Total Food & Staples Retailing	910,829

Personal Products — 1.5%
35,400	Elizabeth Arden Inc. *	669,060
27,000	Nu Skin Enterprises Inc., Class A Shares	498,150

	Total Personal Products	1,167,210

	TOTAL CONSUMER STAPLES	2,078,039

ENERGY — 5.0%
Energy Equipment & Services — 3.3%
10,350	CARBO Ceramics Inc.	381,708
92,500	Input/Output Inc. *	1,266,325
26,000	Key Energy Services Inc. *	427,700
26,200	North American Energy Partners Inc. *	449,068

	Total Energy Equipment & Services	2,524,801

Oil, Gas & Consumable Fuels — 1.7%
73,400	Gasco Energy Inc. *	172,490
9,700	GMX Resources Inc. *	361,616
14,200	OPTI Canada Inc. *	239,627
17,400	Range Resources Corp.	534,006

	Total Oil, Gas & Consumable Fuels	1,307,739

	TOTAL ENERGY	3,832,540

FINANCIALS — 5.6%
Capital Markets — 0.9%
6,405	Affiliated Managers Group Inc. *	713,517

Commercial Banks — 1.3%
10,840	Cullen/Frost Bankers Inc.	580,265
10,540	East-West Bancorp Inc.	404,736

	Total Commercial Banks	985,001

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Opportunities Fund
Schedule of Investments (unaudited) (continued)
January 31, 2007

Shares	Security	Value

Consumer Finance — 1.3%
35,070	Nelnet Inc., Class A Shares *	$970,387

Real Estate Investment Trusts (REITs) — 2.1%
4,712	Alexandria Real Estate Equities Inc.	510,592
16,300	Gramercy Capital Corp.	588,919
7,197	PS Business Parks Inc.	541,287

	Total Real Estate Investment Trusts (REITs)	1,640,798

	TOTAL FINANCIALS	4,309,703

HEALTH CARE — 12.5%
Biotechnology — 5.8%
15,000	Alexion Pharmaceuticals Inc. *	623,550
40,200	Arena Pharmaceuticals Inc. *	513,354
80,400	ARIAD Pharmaceuticals Inc. *	411,648
61,900	BioMarin Pharmaceutical Inc. *	1,172,386
15,800	Infinity Pharmaceuticals Inc. *	230,206
42,800	NPS Pharmaceuticals Inc. *	166,920
58,150	Senomyx Inc. *	850,153
13,100	Vertex Pharmaceuticals Inc. *	463,085

	Total Biotechnology	4,431,302

Health Care Equipment & Supplies — 1.9%
16,438	Advanced Medical Optics Inc. *	604,097
20,590	DJ Orthopedics Inc. *	852,426

	Total Health Care Equipment & Supplies	1,456,523

Health Care Providers & Services — 3.2%
24,000	Health Net Inc. *	1,169,040
21,800	LifePoint Hospitals Inc. *	740,764
10,300	Manor Care Inc.	548,372

	Total Health Care Providers & Services	2,458,176

Life Sciences Tools & Services — 0.7%
45,100	Nektar Therapeutics *	572,770

Pharmaceuticals — 0.9%
23,700	Endo Pharmaceuticals Holdings Inc. *	728,064

	TOTAL HEALTH CARE	9,646,835

INDUSTRIALS — 13.7%
Aerospace & Defense — 1.9%
87,651	Orbital Sciences Corp. *	1,495,326

Building Products — 0.8%
10,200	NCI Building Systems Inc. *	580,584

Commercial Services & Supplies — 1.6%
32,800	Herman Miller Inc.	1,233,280

Electrical Equipment — 1.5%
74,300	Solarfun Power Holdings Co., Ltd., ADR *	1,116,729

Machinery — 5.4%
28,800	AGCO Corp. *	978,336
20,900	Crane Co.	811,547
24,100	IDEX Corp.	1,250,790
35,200	Mueller Industries Inc.	1,146,464

	Total Machinery	4,187,137

Trading Companies & Distributors — 2.2%
39,840	MSC Industrial Direct Co. Inc., Class A Shares	1,720,689

Transportation Infrastructure — 0.3%
11,720	Aegean Marine Petroleum Network Inc. *	201,350

	TOTAL INDUSTRIALS	10,535,095

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Opportunities Fund
Schedule of Investments (unaudited)(continued)
January 31, 2007

Shares	Security	Value

INFORMATION TECHNOLOGY — 31.8%
Communications Equipment — 14.6%
429,290	3Com Corp. *	$1,674,231
138,800	ADC Telecommunications Inc. *	2,240,232
64,900	Andrew Corp. *	689,238
12,495	China GrenTech Corp. Ltd. ADR *	175,305
38,670	China Techfaith Wireless Communication Technology Ltd. *	374,712
249,100	ECI Telecom Ltd. *	2,122,332
332,130	Extreme Networks Inc. *	1,378,340
21,000	NETGEAR Inc. *	540,750
132,700	Tekelec *	2,043,580

	Total Communications Equipment	11,238,720

Computers & Peripherals — 3.4%
40,890	Avid Technology Inc. *	1,512,930
46,724	Electronics for Imaging Inc. *	1,076,988

	Total Computers & Peripherals	2,589,918

Electronic Equipment & Instruments — 0.7%
6,800	Mettler-Toledo International Inc. *	563,040

Internet Software & Services — 7.5%
4,700	Baidu.com Inc., ADR *	587,218
56,000	SINA Corp. *	2,003,120
32,530	SkillSoft PLC, ADR *	226,084
67,600	Sohu.com Inc. *	1,815,736
146,610	webMethods Inc. *	1,103,973

	Total Internet Software & Services	5,736,131

IT Services — 0.9%
22,400	Wright Express Corp. *	691,488

Semiconductors & Semiconductor Equipment — 1.0%
92,000	Genesis Microchip Inc. *	727,720
2,500	Trina Solar Ltd., ADR *	73,425

	Total Semiconductors & Semiconductor Equipment	801,145

Software — 3.7%
39,700	Blackboard Inc. *	1,159,240
27,000	Corel Corp. *	351,000
19,300	Take-Two Interactive Software Inc. *	335,434
106,637	TIBCO Software Inc. *	989,591

	Total Software	2,835,265

	TOTAL INFORMATION TECHNOLOGY	24,455,707

MATERIALS — 4.0%
Chemicals — 2.0%
16,110	Minerals Technologies Inc.	935,508
21,620	Valspar Corp.	609,251

	Total Chemicals	1,544,759

Metals & Mining — 2.0%
12,300	Claymont Steel Holdings Inc. *	229,395
40,930	Compass Minerals International Inc.	1,270,058

	Total Metals & Mining	1,499,453

	TOTAL MATERIALS	3,044,212

TELECOMMUNICATION SERVICES — 6.2%
Diversified Telecommunication Services — 1.5%
101,770	Cincinnati Bell Inc. *	494,602
43,100	Citizens Communications Co.	631,846

	Total Diversified Telecommunication Services	1,126,448

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Opportunities Fund
Schedule of Investments (unaudited)(continued)
January 31, 2007

Shares	Security	Value

Wireless Telecommunication Services — 4.7%
57,868	American Tower Corp., Class A Shares *	$2,304,883
10,726	Crown Castle International Corp. *	377,126
95,000	Dobson Communications Corp., Class A Shares *	920,550

	Total Wireless Telecommunication Services	3,602,559

	TOTAL TELECOMMUNICATION SERVICES	4,729,007

UTILITIES — 2.8%
Electric Utilities — 2.4%
42,500	ITC Holdings Corp.	1,848,750

Independent Power Producers & Energy Traders — 0.4%
8,600	Ormat Technologies Inc.	337,034

	TOTAL UTILITIES	2,185,784

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $62,542,201)	74,390,322

Face
Amount
SHORT-TERM INVESTMENT — 3.3%
Repurchase Agreement — 3.3%
$2,572,000
Interest in $513,597,000 joint tri-party repurchase agreement dated 1/31/07 with Greenwich Capital Markets Inc., 5.260% due 2/1/07; Proceeds at maturity - $2,572,376; (Fully collateralized by various U.S. government agency obligations, 3.407% to 7.111% due 7/1/15 to 5/1/42; Market value — $2,623,442)

	(Cost — $2,572,000)	2,572,000

	TOTAL INVESTMENTS — 100.1% (Cost — $65,114,201#)	76,962,322
	Liabilities in Excess of Other Assets — (0.1)%	(78,713)

	TOTAL NET ASSETS — 100.0%	$76,883,609

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shareholder approval of a reorganization pursuant to which the Fund’s assets have been acquired and its liabilities assumed by Legg Mason Partners Small Cap Growth Fund (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund has been terminated, and shares of the Acquiring Fund were distributed to Fund shareholders effective as of the close of business on March 2, 2007.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received form underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,972,065
Gross unrealized depreciation	(2,123,944)

Net unrealized appreciation/depreciation	$11,848,121

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 29, 2007